Payments, by Government - 12 months ended Dec. 31, 2025 - USD ($) $ in Thousands	Taxes	Royalties	Total Payments
Total	$ 39,608	$ 4,089	$ 43,697
UNITED STATES | Bureau of Land Management [Member]
Total		528	528
UNITED STATES | Internal Revenue Service [Member]
Total	$ 39,608		39,608
UNITED STATES | Office of Natural Resources Revenue [Member]
Total		$ 3,561	$ 3,561